Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Securities Issued [Line Items]
Financial assets	R$ 29,010,323	R$ 23,899,551
Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	24,722,242	20,912,538
Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	2,263,888	1,613,179
Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	2,024,193	1,373,834
Financial Treasury Bills (LFT) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	12,088,911	10,637,587
Financial Treasury Bills (LFT) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	483,983	451,424
National Financial Treasury Bills (LTN) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	4,405,497	1,814,818
National Financial Treasury Bills (LTN) [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	596,348	517,650
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,803,839	3,731,416
National Treasury Bonds (NTN) | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	704,788	671,839
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,614	28,960
Securities issued abroad [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,734,933	3,830,102
Securities issued abroad [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	405,523
Securities issued abroad [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	29,148
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	562,765	593,027
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	160,728	25,069
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	69,351	49,853
Certificates of real estate receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	496,569	227,337
Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	38,320	63,141
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	122,382	83,368
Debentures | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	18,626	33,880
Debentures | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	137,024	125,192
Investment funds [member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets		158,714
Investment funds [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	539,184	293,216
Financial Bills [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	18,276
Rural Product Bill | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	557,229	423,690
Bank Deposits Certificates | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	22,619	101,043
Agribusiness Credit Bills (LCA) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	5,535	36,709
Real Estate Credit Bills (LCI) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,506	1,516
Development bills of credit [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	5,625
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	24,722,242	20,912,538
Fair value through other comprehensive income - FVOCI | Financial Treasury Bills (LFT) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	12,088,911	10,637,587
Fair value through other comprehensive income - FVOCI | National Financial Treasury Bills (LTN) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	4,405,497	1,814,818
Fair value through other comprehensive income - FVOCI | National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,803,839	3,731,416
Fair value through other comprehensive income - FVOCI | Securities issued abroad [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,734,933	3,830,102
Fair value through other comprehensive income - FVOCI | Commercial Promissory Note | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	562,765	593,027
Fair value through other comprehensive income - FVOCI | Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	69,351	49,853
Fair value through other comprehensive income - FVOCI | Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	38,320	63,141
Fair value through other comprehensive income - FVOCI | Debentures | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	18,626	33,880
Fair value through other comprehensive income - FVOCI | Investment funds [member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	0	158,714
Financial assets at amortised cost, category [member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	2,263,888	1,613,179
Financial assets at amortised cost, category [member] | National Financial Treasury Bills (LTN) [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	596,348	517,650
Financial assets at amortised cost, category [member] | National Treasury Bonds (NTN) | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	704,788	671,839
Financial assets at amortised cost, category [member] | Securities issued abroad [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	405,523	0
Financial assets at amortised cost, category [member] | Rural Product Bill | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	557,229	423,690
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	2,024,193	1,373,834
Financial assets at fair value through profit or loss, category [member] | Financial Treasury Bills (LFT) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	483,983	451,424
Financial assets at fair value through profit or loss, category [member] | National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,614	28,960
Financial assets at fair value through profit or loss, category [member] | Securities issued abroad [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	29,148	0
Financial assets at fair value through profit or loss, category [member] | Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	160,728	25,069
Financial assets at fair value through profit or loss, category [member] | Certificates of real estate receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	496,569	227,337
Financial assets at fair value through profit or loss, category [member] | Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	122,382	83,368
Financial assets at fair value through profit or loss, category [member] | Debentures | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	137,024	125,192
Financial assets at fair value through profit or loss, category [member] | Investment funds [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	539,184	293,216
Financial assets at fair value through profit or loss, category [member] | Financial Bills [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	18,276	0
Financial assets at fair value through profit or loss, category [member] | Bank Deposits Certificates | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	22,619	101,043
Financial assets at fair value through profit or loss, category [member] | Agribusiness Credit Bills (LCA) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	5,535	36,709
Financial assets at fair value through profit or loss, category [member] | Real Estate Credit Bills (LCI) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,506	1,516
Financial assets at fair value through profit or loss, category [member] | Development bills of credit [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	R$ 5,625	R$ 0